Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Valpey-Fisher [Member]
Business Acquisition [Line Items]
Summary of the estimated fair values of the assets acquired and the liabilities assumed

The following table summarizes the fair values of the assets acquired and the liabilities assumed at the date of acquisition:

Fair Values
($ in thousands)	At January 23, 2012

Current assets	$9,530
Property, plant and equipment	6,231
Goodwill	7,665
Amortizable intangible assets	2,420
In-process research and development	400
Other assets	231

Fair value of assets acquired, including $3,578 cash acquired	26,477
Less fair value of liabilities acquired	(8,210)

Net assets acquired	18,267
Cash acquired	(3,578)

Net cash paid	$14,689

Summary of net sales and earnings before income taxes

The following table summarizes the net sales and earnings before income taxes of Valpey-Fisher that is included in CTS’ Condensed Consolidated Statements of Earnings since the acquisition date, January 23, 2012, which is included in the consolidated statement of earnings for the twelve months ended December 31, 2012:

($ in thousands)	December 31, 2012

Net Sales	$15,191
Earnings before income taxes	$1,123

Summary of pro-forma net sales and earnings before income taxes

The following table summarizes the combined net sales and earnings before income taxes of CTS and Valpey-Fisher on a pro forma basis as if the acquisition date had occurred on January 1, 2011:

($ in thousands)	December 31, 2012 (Unaudited Proforma)	December 31, 2011 (Unaudited Proforma)

Net Sales	$578,034	$603,918
Earnings before income taxes	$27,603	$25,548

D And R Technology [Member]
Business Acquisition [Line Items]
Summary of the estimated fair values of the assets acquired and the liabilities assumed

The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed at the date of acquisition:

Estimated Fair Values
($ in thousands)	At December 21, 2012

Current assets	$14,099
Property, plant and equipment	8,635
Goodwill	28,185
Amortizable intangible assets	16,873
In-process research and development	500
Other assets	678

Fair value of assets acquired	68,970
Less fair value of liabilities acquired	(5,470)

Net cash paid	$63,500

Summary of net sales and earnings before income taxes

The following table summarizes the net sales and earnings before income taxes of D&R that is included in CTS’ Condensed Consolidated Statements of Earnings since the acquisition date, December 21, 2012, which is included in the consolidated statement of earnings for the twelve months ended December 31, 2012:

($ in thousands)	December 31, 2012

Net Sales	$280
Loss before income taxes	$(1,168)

Summary of pro-forma net sales and earnings before income taxes

The following table summarizes the combined net sales and earnings before income taxes of CTS and D&R on a pro forma basis as if the acquisition date had occurred on January 1, 2011:

($ in thousands)	December 31, 2012 (Unaudited Proforma)	December 31, 2011 (Unaudited Proforma)

Net Sales	$626,784	$636,602
Earnings before income taxes	$29,506	$26,586